Foreign currency denominated financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
USD | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 33,670,657	₩ 27,312,462
USD | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		3,589,642
USD | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,797,714
USD | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		1,911,537
USD | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	704,195
USD | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	347,966
USD | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,812,541
USD | Financial assets designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		884,946
USD | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	133,197	74,083
USD | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	16,301,367
USD | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		14,967,502
USD | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,209,293
USD | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		2,725,039
USD | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,405,775
USD | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		1,513,025
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,958,609	1,646,688
USD | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	30,168,398	26,370,191
USD | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	13,333,500	12,367,273
USD | Financial liabilities measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,389
USD | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		2,602
USD | Financial liabilities designated at fair value through profit or loss (IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,168,024
USD | Financial liabilities designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		983,382
USD | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	172,556	105,141
USD | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,287,797	5,385,706
USD | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,517,415	4,913,896
USD | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,684,717	2,612,191
USD | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,502,259	942,271
USD | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(2,056,586)	130,976
USD | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,445,673	1,073,247
JPY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,473,088	7,270,014
JPY | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		983,260
JPY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,216,221
JPY | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		6,314
JPY | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
JPY | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,430
JPY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	998
JPY | Financial assets designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
JPY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	285	4
JPY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	6,862,146
JPY | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		5,741,854
JPY | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	125,512
JPY | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		113,239
JPY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	128,512
JPY | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		137,100
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	135,984	288,243
JPY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,172,706	7,059,469
JPY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	7,217,318	6,307,142
JPY | Financial liabilities measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
JPY | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
JPY | Financial liabilities designated at fair value through profit or loss (IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
JPY | Financial liabilities designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
JPY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	195
JPY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	446,102	294,000
JPY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	317,125	249,616
JPY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	192,161	208,516
JPY | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	300,382	210,545
JPY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(157,445)	6,094
JPY | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	142,937	216,639
EUR | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,692,852	1,909,817
EUR | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		324,246
EUR | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	259,631
EUR | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		181,023
EUR | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
EUR | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,127
EUR | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	81,300
EUR | Financial assets designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
EUR | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,299	766
EUR | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,275,174
EUR | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		1,196,346
EUR | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
EUR | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		52,583
EUR | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
EUR | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	70,321	154,853
EUR | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,429,296	1,232,196
EUR | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	727,291	759,380
EUR | Financial liabilities measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
EUR | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
EUR | Financial liabilities designated at fair value through profit or loss (IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
EUR | Financial liabilities designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
EUR | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,914	631
EUR | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	280,949	231,539
EUR | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	293,708	31,981
EUR | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	125,434	208,665
EUR | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	263,556	677,621
EUR | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(217,232)	(586,904)
EUR | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	46,324	90,717
CNY | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,942,184	5,605,421
CNY | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		1,940,542
CNY | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,595,799
CNY | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
CNY | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
CNY | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
CNY | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
CNY | Financial assets designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
CNY | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	406	203
CNY | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	3,496,937
CNY | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		2,774,264
CNY | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	357,682
CNY | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		395,150
CNY | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	34,955
CNY | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		37,096
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	456,405	458,166
CNY | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,536,419	5,370,223
CNY | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,565,067	4,289,224
CNY | Financial liabilities measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
CNY | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
CNY | Financial liabilities designated at fair value through profit or loss (IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
CNY | Financial liabilities designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
CNY | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,089	4,734
CNY | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	395,719	407,678
CNY | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0	196,380
CNY | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	573,544	472,207
CNY | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	405,765	235,198
CNY | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(34,986)	80,183
CNY | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	370,779	315,381
Other | Financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	10,177,008	8,904,179
Other | Cash and due from banks
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		1,652,631
Other | Cash and due from banks at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,654,668
Other | Trading assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		233,924
Other | Due from banks at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
Other | Loan receivables measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
Other | Securities at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	313,750
Other | Financial assets designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		197
Other | Derivative assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	11,875	1,455
Other | Loans at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,934,670
Other | Loans
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		5,059,707
Other | Securities at fair value through other comprehensive income
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	728,456
Other | AFS financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		666,486
Other | Securities at amortized cost
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,175,733
Other | HTM financial assets
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		1,000,064
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	357,856	289,715
Other | Financial liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	8,134,620	6,731,575
Other | Deposits
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	5,232,529	4,930,479
Other | Financial liabilities measured at FVTPL
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	458,934
Other | Trading liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		434,586
Other | Financial liabilities designated at fair value through profit or loss (IFRS9)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	0
Other | Financial liabilities designated at FVTPL(IAS39)
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk		0
Other | Derivative liabilities
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	4,892	713
Other | Borrowings
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	173,731	68,988
Other | Debt securities issued
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	1,715,780	1,018,628
Other | Others
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	548,754	278,181
Other | Net asset
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	2,042,388	2,172,604
Other | Off-balance derivative exposure
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	(164,797)	(623,648)
Other | Net position
Foreign currency denominated financial assets and liabilities [Line Items]
Foreign exchange risk	₩ 1,877,591	₩ 1,548,956